Schedule of Intangible Assets Estimated Useful Lives (Details) (USD $)	12 Months Ended
Dec. 31, 2013 Y
Summary Of Significant Accounting Policies Schedule Of Intangible Assets Estimated Useful Lives 1	$ 2
Summary Of Significant Accounting Policies Schedule Of Intangible Assets Estimated Useful Lives 2	5
Summary Of Significant Accounting Policies Schedule Of Intangible Assets Estimated Useful Lives 3	$ 10
Summary Of Significant Accounting Policies Schedule Of Intangible Assets Estimated Useful Lives 4	20
Summary Of Significant Accounting Policies Schedule Of Intangible Assets Estimated Useful Lives 5	20
Summary Of Significant Accounting Policies Schedule Of Intangible Assets Estimated Useful Lives 6	2